IFRS 7 Disclosure (Tables)	9 Months Ended
Jul. 31, 2021
Text block [abstract]
Summary of Exposure to Credit Risk
Exposure to credit risk

$ millions, as at	2021 Jul. 31	2020 Oct. 31
Business and government portfolios – advanced internal ratings-based approach (AIRB)
Drawn	$244,572	$248,265
Undrawn commitments	66,819	59,379
Repo-style transactions	229,930	202,809
Other off-balance sheet	75,704	75,399
OTC derivatives	20,550	18,850
Gross exposure at default (EAD) on business and government portfolios	637,575	604,702
Less: Collateral held for repo-style transactions	214,184	187,832
Net EAD on business and government portfolios	423,391	416,870
Retail portfolios – AIRB approach
Drawn	287,089	265,097
Undrawn commitments	93,090	87,294
Other off-balance sheet	352	306
Gross EAD on retail portfolios	380,531	352,697
Standardized portfolios (1)	81,224	79,350
Securitization exposures – AIRB approach	10,267	12,276
Gross EAD	$1,109,597	$1,049,025
Net EAD	$895,413	$861,193
(1)
Includes $70.2 billion relating to business and government loans (October 31, 2020: $69.7 billion), $6.2 billion (October 31, 2020: $6.2 billion) relating to retail portfolios, and $4.8 billion (October 31, 2020: $3.5 billion) relating to
securitization exposures. Our business and government loans under the standardized approach consist of $43.9 billion (October 31, 2020: $45.7 billion) to corporates, $24.4 billion (October 31, 2020: $22.7 billion) to sovereigns, and $1.9 billion (October 31, 2020: $1.3 billion) to banks.

Summary of Risk Measurement
The following table shows the rating profile of OTC derivative mark-to-market (MTM) receivables:

$ billions, as at	2021 Jul. 31		2020 Oct. 31 (1)
	Exposure (2)
Investment grade	$8.24	70.1%	$7.45	74.8%
Non-investment grade	3.45	29.3	2.40	24.1
Watch list	0.07	0.6	0.10	1.0
Default	–	–	0.01	0.1
	$11.76	100.0%	$9.96	100.0%
(1)	Restated from amounts previously presented.
(2)	MTM of OTC derivative contracts is after the impact of master netting agreements, but before any collateral.

Summary of Market Risks by Type of Risks
VaR by risk type – trading portfolio

						As at or for the three months ended			As at or for the nine months ended
$ millions				2021 Jul. 31		2021 Apr. 30		2020 Jul. 31	2021 Jul. 31	2020 Jul. 31
	High	Low	As at	Average	As at	Average	As at	Average	Average	Average
Interest rate risk	$15.0	$6.7	$8.5	$10.8	$10.3	$7.5	$6.3	$6.1	$8.3	$6.0
Credit spread risk	10.5	6.0	9.1	8.7	9.4	8.9	4.4	7.5	8.5	5.3
Equity risk	5.8	2.4	5.2	3.7	3.3	3.7	4.4	4.4	3.6	3.9
Foreign exchange risk	1.8	0.4	1.0	0.9	1.1	1.2	2.5	1.4	1.2	1.8
Commodity risk	4.5	1.4	3.8	2.8	1.1	3.1	4.1	3.4	3.0	3.0
Debt specific risk	4.1	2.3	2.9	2.9	3.5	3.5	2.5	2.6	3.2	2.3
Diversification effect (1)	n/m	n/m	(21.5)	(22.4)	(21.5)	(21.1)	(16.4)	(16.6)	(20.5)	(13.5)
Total VaR (one-day measure)	$9.4	$5.3	$9.0	$7.4	$7.2	$6.8	$7.8	$8.8	$7.3	$8.8
(1)	Total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Summary of Stressed Value at Risk by Trading Activities
Stressed VaR by risk type – trading portfolio

						As at or for the three months ended			As at or for the nine months ended
$ millions				2021 Jul. 31		2021 Apr. 30		2020 Jul. 31	2021 Jul. 31	2020 Jul. 31
	High	Low	As at	Average	As at	Average	As at	Average	Average	Average
Interest rate risk	$39.2	$20.3	$22.4	$28.9	$31.3	$23.7	$16.7	$16.3	$25.7	$20.6
Credit spread risk	11.0	5.4	9.4	8.7	6.8	8.9	10.8	14.8	9.1	11.7
Equity risk	19.0	1.7	15.4	9.9	6.4	8.1	5.5	3.6	9.0	4.3
Foreign exchange risk	9.2	0.3	1.5	1.5	2.1	2.4	9.0	7.0	4.8	8.2
Commodity risk	3.2	1.5	2.3	2.1	2.6	3.1	3.6	3.8	2.5	4.9
Debt specific risk	6.5	4.1	5.4	5.2	5.5	5.2	4.4	3.3	5.4	4.6
Diversification effect (1)	n/m	n/m	(25.2)	(27.3)	(27.5)	(25.2)	(38.1)	(32.0)	(29.1)	(35.2)
Stressed total VaR (one-day measure)	$40.8	$23.7	$31.2	$29.0	$27.2	$26.2	$11.9	$16.8	$27.4	$19.1
(1)	Stressed total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Summary of Incremental Risk Charge by Trading Activities
Incremental risk charge – trading portfolio

						As at or for the three months ended			As at or for the nine months ended

$ millions				2021 Jul. 31		2021 Apr. 30		2020 Jul. 31	2021 Jul. 31	2020 Jul. 31
	High	Low	As at	Average	As at	Average	As at	Average	Average	Average
Default risk	$195.9	$148.8	$175.2	$171.1	$152.3	$144.2	$103.2	$107.9	$143.1	$137.1
Migration risk	70.9	28.4	63.9	61.9	67.5	55.0	53.1	64.4	58.7	72.3
IRC (one-year measure) (1)	$264.8	$202.5	$239.1	$233.0	$219.8	$199.2	$156.3	$172.3	$201.8	$209.4
(1)	High and low IRC are not equal to the sum of the constituent parts, because the highs and lows of the constituent parts may occur on different days.

Summary of Structural Interest Rate Sensitivity - Measures
Structural interest rate sensitivity – measures

$ millions (pre-tax), as at		2021 Jul. 31		2021 Apr. 30		2020 Jul. 31
	CAD (1)	USD	CAD (1)	USD	CAD (1)	USD
100 basis point increase in interest rates
Increase (decrease) in net interest income	$387	$26	$362	$77	$316	$47
Increase (decrease) in present value of shareholders’ equity	(659)	(242)	(608)	(288)	(571)	(337)
25 basis point decrease in interest rates
Increase (decrease) in net interest income	(149)	(52)	(148)	(50)	(89)	(24)
Increase (decrease) in present value of shareholders’ equity	123	27	83	27	79	13
(1)	Includes CAD and other currency exposures.

Summary of Encumbered and Unencumbered Assets from On- and Off-Balance Sheet Sources
Encumbered and unencumbered liquid assets from on- and off-balance sheet sources are summarized as follows:

$ millions, as at		Bank owned liquid assets	Securities received as collateral	Total liquid assets	Encumbered liquid assets	Unencumbered liquid assets (1)
2021	Cash and deposits with banks	$50,296	$–	$50,296	$286	$50,010
Jul. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	109,617	100,121	209,738	127,359	82,379
	Other debt securities	5,791	5,825	11,616	2,791	8,825
	Equities	36,531	23,451	59,982	26,432	33,550
	Canadian government guaranteed National Housing Act mortgage-backed securities	37,683	736	38,419	13,837	24,582
	Other liquid assets (2)	12,730	3,200	15,930	6,318	9,612
		$252,648	$133,333	$385,981	$177,023	$208,958
2020	Cash and deposits with banks	$62,518	$–	$62,518	$133	$62,385
Oct. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	112,403	92,202	204,605	108,425	96,180
	Other debt securities	4,798	4,288	9,086	2,603	6,483
	Equities	27,169	15,924	43,093	21,449	21,644
	Canadian government guaranteed National Housing Act mortgage-backed securities	40,592	895	41,487	13,084	28,403
	Other liquid assets (2)	10,909	2,109	13,018	5,441	7,577
		$258,389	$115,418	$373,807	$151,135	$222,672
(1)	Unencumbered liquid assets are defined as on-balance sheet assets, assets borrowed or purchased under resale agreements, and other off-balance sheet collateral received less encumbered liquid assets.
(2)	Includes cash pledged as collateral for derivatives transactions, select asset-backed securities and precious metals.

Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values
The following table provides the contractual maturity profile of our on-balance sheet assets, liabilities and equity at their carrying values. Contractual analysis is not representative of CIBC’s liquidity risk exposure, however this information serves to inform CIBC’s management of liquidity risk, and provide input when modelling a behavioural balance sheet.

$ millions, as at July 31, 2021	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity	Total
Assets
Cash and non-interest-bearing deposits with banks (1)	$30,234	$–	$–	$–	$–	$–	$–	$–	$–	$30,234
Interest-bearing deposits with banks	20,062	–	–	–	–	–	–	–	–	20,062
Securities	4,113	6,637	4,648	4,015	4,664	17,295	44,486	33,835	37,785	157,478
Cash collateral on securities borrowed	13,296	–	–	–	–	–	–	–	–	13,296
Securities purchased under resale agreements	35,194	11,348	7,727	4,355	2,099	2,187	–	–	–	62,910
Loans
Residential mortgages	1,909	5,155	9,646	8,998	14,068	43,207	154,293	7,769	–	245,045
Personal	1,196	770	878	1,058	1,006	386	3,253	3,707	28,977	41,231
Credit card	228	457	685	685	685	2,739	5,391	–	–	10,870
Business and government	8,183	5,762	7,996	8,899	11,317	24,763	50,382	18,578	8,250	144,130
Allowance for credit losses	–	–	–	–	–	–	–	–	(2,926)	(2,926)
Derivative instruments	609	4,135	5,306	2,308	2,172	4,422	6,486	8,922	–	34,360
Customers’ liability under acceptances	8,653	2,130	9	15	10	–	–	–	–	10,817
Other assets	–	–	–	–	–	–	–	–	38,560	38,560
	$123,677	$36,394	$36,895	$30,333	$36,021	$94,999	$264,291	$72,811	$110,646	$806,067
October 31, 2020 (2)	$131,720	$32,390	$42,722	$34,448	$29,883	$102,112	$226,577	$70,961	$98,738	$769,551
Liabilities
Deposits (3)	$30,252	$27,589	$39,842	$26,055	$37,128	$32,653	$49,110	$14,380	$345,960	$602,969
Obligations related to securities sold short	21,815	–	–	–	–	–	–	–	–	21,815
Cash collateral on securities lent	3,611	–	–	–	–	–	–	–	–	3,611
Obligations related to securities sold under repurchase agreements	43,942	8,720	8,911	2,215	500	345	–	–	–	64,633
Derivative instruments	1,877	3,251	2,545	3,595	1,780	2,872	5,566	7,805	–	29,291
Acceptances	8,715	2,130	9	15	10	–	–	–	–	10,879
Other liabilities	24	58	73	75	76	311	614	741	20,959	22,931
Subordinated indebtedness	–	–	–	–	–	–	–	5,653	–	5,653
Equity	–	–	–	–	–	–	–	–	44,285	44,285
	$110,236	$41,748	$51,380	$31,955	$39,494	$36,181	$55,290	$28,579	$411,204	$806,067
October 31, 2020	$98,552	$40,528	$58,834	$43,919	$26,555	$33,273	$58,938	$26,416	$382,536	$769,551
(1)	Cash includes interest-bearing demand deposits with Bank of Canada.
(2)	Restated from amounts previously presented.
(3)
Comprises $210.7 billion (October 31, 2020: $202.2 billion) of personal deposits; $373.5 billion (October 31, 2020: $351.6 billion) of business and government deposits and secured borrowings; and $18.8 billion (October 31, 2020: $17.0 billion) of bank deposits.

Summary of Off-Balance Sheet Credit Related Commitments
The following table provides the contractual maturity of notional amounts of credit-related commitments. Since a significant portion of commitments are expected to expire without being drawn upon, the total of the contractual amounts is not representative of future liquidity requirements.

$ millions, as at July 31, 2021	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity (1)	Total
Unutilized credit commitments	$1,240	$11,253	$4,896	$4,396	$6,026	$21,269	$53,534	$3,124	$185,799	$291,537
Securities lending (2)	42,482	5,971	3,420	–	–	–	–	–	–	51,873
Standby and performance letters of credit	2,446	2,001	3,651	2,592	3,577	584	646	59	–	15,556
Backstop liquidity facilities	–	10	10,616	152	585	31	275	–	–	11,669
Documentary and commercial letters of credit	32	75	24	4	2	11	38	–	–	186
Other	346	–	–	–	–	–	–	–	–	346
	$46,546	$19,310	$22,607	$7,144	$10,190	$21,895	$54,493	$3,183	$185,799	$371,167
October 31, 2020	$39,474	$24,451	$11,188	$8,798	$6,427	$20,638	$51,245	$1,714	$173,157	$337,092
(1)	Includes $140.2 billion (October 31, 2020: $131.3 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.
(2)	Excludes securities lending of $3.6 billion (October 31, 2020: $1.8 billion) for cash because it is reported on the interim consolidated balance sheet.

Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs
The following table provides the contractual maturities of other off-balance sheet contractual obligations affecting our funding needs:

$ millions, as at July 31, 2021	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	Total
Purchase obligations (1)	$77	$192	$168	$150	$185	$401	$539	$152	$1,864
Future lease commitments	–	2	4	5	6	26	48	944	1,035
Investment commitments	–	2	1	–	–	–	5	310	318
Underwriting commitments	41	–	–	–	–	–	–	–	41
Pension contributions (2)	–	–	–	–	–	–	–	–	–
	$118	$196	$173	$155	$191	$427	$592	$1,406	$3,258
October 31, 2020	$211	$243	$231	$239	$204	$488	$795	$1,625	$4,036
(1)
Obligations that are legally binding agreements whereby we agree to purchase products or services with specific minimum or baseline quantities defined at fixed, minimum or variable prices over a specified period of time are defined as purchase obligations. Purchase obligations are included through to the termination date specified in the respective agreements, even if the contract is renewable. Many of the purchase agreements for goods and services include clauses that would allow us to cancel the agreement prior to expiration of the contract within a specific notice period. However, the amount above includes our obligations without regard to such termination clauses (unless actual notice of our intention to terminate the agreement has been communicated to the counterparty). The table excludes purchases of debt and equity instruments that settle within standard market time frames.

(2)
Includes estimated minimum funding contributions for our funded defined benefit pension plans in Canada, the U.S., the U.K., and the Caribbean. Estimated minimum funding contributions are included only for the remaining annual period ending October 31, 2021 as the minimum contributions are affected by various factors, such as market performance and regulatory requirements, and therefore are subject to significant variability.

Schedule of Loans Past Due But Not Impaired

$ millions, as at			2021 Jul. 31	2020 Oct. 31 (1)
	31 to 90 days	Over 90 days	Total	Total
Residential mortgages	$735	$–	$735	$1,152
Personal	168	–	168	222
Credit card	120	63	183	321
Business and government	384	–	384	281
	$1,407	$63	$1,470	$1,976
(1)	Excludes loans past due less than 30 days as such loans are not generally indicative of the borrowers’ ability to repay.